Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of right-of-use assets
The table below present the carrying amounts of right-of-use assets recognized and the movements during the period:

	Real-estate	IT and office equipment	Total
	(In thousands)
As at January 1, 2019	$4,159	397	4,556
Additions	847		847
Depreciation expense	(1,064)	(290)	(1,354)
As at December 31, 2019	$3,942	$107	$4,049
The table below present the carrying amounts of lease liabilities and the movements during the period:

	Lease liabilities	Current	Non-current
	(In thousands)
As at January 1, 2019	$4,623	$1,415	$3,208
Additions	732
Interests expense	622
Foreign exchange gain (loss)	49
Payments	(1,922)
As at December 31, 2019	$4,104	$900	$3,204